Document and Entity Information	Aug. 29, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 29, 2022
Entity File Number	1-33579
Entity Registrant Name	INTERDIGITAL, INC.
Entity Central Index Key	0001405495
Entity Incorporation, State or Country Code	PA
Entity Tax Identification Number	82-4936666
Entity Address, Address Line One	200 Bellevue Parkway
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	Wilmington
Entity Address, State or Province	DE
Entity Address, Postal Zip Code	19809-3727
City Area Code	302
Local Phone Number	281-3600
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	IDCC
Security Exchange Name	NASDAQ